INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 3,964	$ 18,583	$ 2,479	$ 963	$ (19,720)	$ 6,269
Balance, shares at Dec. 31, 2019	4,380,268
Stock-based compensation	$ 0	0	0	43	0	43
Comprehensive income:
Net income	0	0	0	0	1,244	1,244
Balance at Jun. 30, 2020	$ 3,964	18,583	2,479	1,006	(18,476)	7,556
Balance, shares at Jun. 30, 2020	4,380,268
Balance at Dec. 31, 2019	$ 3,964	18,583	2,479	963	(19,720)	6,269
Balance, shares at Dec. 31, 2019	4,380,268
Comprehensive income:
Net income						2,600
Balance at Dec. 31, 2020	$ 5,296	22,846	3,153	1,084	(17,112)	$ 15,267
Balance, shares at Dec. 31, 2020	5,840,357					5,840,357
Stock-based compensation	$ 0	0	0	183	0	$ 183
Comprehensive income:
Foreign currency translation adjustments	0	0	(178)	0	0	(178)
Net income	0	0	0	0	1,047	1,047
Balance at Jun. 30, 2021	$ 5,296	$ 22,846	$ 2,975	$ 1,267	$ (16,065)	$ 16,319
Balance, shares at Jun. 30, 2021	5,840,357					5,840,357